Offerings - Offering: 1	Oct. 24, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 629,400,000.00
Amount of Registration Fee	$ 96,361.14
Offering Note	The Transaction Valuation is calculated as the aggregate maximum purchase price for Interests. The Amount of Filing Fee is calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2025, equals $153.10 per million dollars of the value of the transaction.